UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21489

AVIEMORE FUNDS

(Exact name of registrant as specified in charter)

20 Phelps Road, Old Chatham, NY        12136

(Address of principal executive offices)              (Zip code)

Paul Michael Frank

Aviemore Funds

20 Phelps Road, Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Aviemore Fund

	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS AND COMMON STOCKS

Exchange Traded Funds
20,000	DIAMONDS Trust	$2,643,400
1,000	iShares S&P Global Energy	128,290
5,000	iShares Nasdaq Biotechnology *	381,450
3,000	iShares Dow Jones US Telecom	100,200
1,000	iShares Russell 2000 Index	77,190
1,500	iShares Russell 2000 Value Index	112,950
12,000	iShares S&P MidCap 400 Value Index	985,320
10,000	Market Vectors Steel *	660,600
15,000	Materials Select Sector SPDR	592,500
86,300	Morgan Stanley High Yield Fund	479,828
20,000	Nasdaq 100 Trust Series Index	950,600
5,000	SPDR S&P Metals & Mining	296,750
5,000	United States Oil *	292,650
		7,701,728	75.23%

COMMON STOCK

National Commercial Banks
25	Kinderhook Bank Corp.	903	0.01%

Total for Exchange Traded Funds and Common Stocks		$7,702,631	75.24%
	(Cost $7,270,228)

Cash Equivalents
2,545,557	First American Treasury Obligation Fund Cl Y 4.75% **	2,545,557	24.86%
	(Cost $2,545,557)

	Total Investments	10,248,188	100.10%
	(Cost $9,815,785)

	Liabilities in Excess of Other Assets	(10,377)	-0.10%

	Net Assets	$10,237,811	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at July 31, 2007.

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at July 31, 2007 was $9,815,785. At July 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $567,302                        ($134,899)                                  $432,403

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVIEMORE FUNDS

By : /s/ Paul Michael Frank

       Paul Michael Frank

       President

Date:              SEPTEMBER 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Paul Michael Frank

       Paul Michael Frank

       President

Date:              SEPTEMBER 28, 2007

By : /s/ Paul Michael Frank

       Paul Michael Frank

       Chief Financial Officer

Date:              SEPTEMBER 28, 2007